Fees Summary	Sep. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 77,499,998.75
Previously Paid Amount	0.00
Total Fee Amount	10,702.75
Total Offset Amount	0.00
Net Fee	$ 10,702.75